Capital Management	12 Months Ended
Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [abstract]
Disclosure of objectives, policies and processes for managing capital [text block]
40.	Capital Management

Through clear understanding and managing of significant changes in external environment, related industry characteristics, and corporate growth plan, the Company manages its capital structure to ensure it has sufficient financial resources to sustain proper liquidity, to invest in capital expenditures and research and development expenses, to repay debts and to distribute dividends in accordance to its plan. The management pursues the most suitable capital structure by monitoring and maintaining proper financial ratios as below. The Company aims to enhance the returns of its shareholders through achieving an optimized debt-to-equity ratio from time to time.

	December 31,
	2017	2018
	(in thousands)
Total liabilities	$217,352,838	190,765,874
Total equity	212,817,851	207,785,306
Interest-bearing debts	114,032,386	86,851,790
Debt-to-equity ratio	102%	92%
Interest-bearing debt-to-equity ratio	54%	42%
Net debt-to-equity ratio (1)	4%	9%

(1) Net debt-to-equity ratio is defined as interest-bearing debts less cash and cash equivalents divided by total equity.